Stockholders’ Equity (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		6 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Aug. 31, 2021	Aug. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Shares issued to related party, shares	500,000
Shares issued to related party, value	$ 377,500				$ 1,105,587	$ 677,507
Dalrada Health [Member] | Pala Agreement [Member]
Class of Stock [Line Items]
Number of shares issued				250,000
Consultant [Member]
Class of Stock [Line Items]
Shares issued to related party, shares	500,000
Shares issued to related party, value	$ 380,000
Common Stock [Member] | Employee [Member]
Class of Stock [Line Items]
Number shares repurchased							329,478
Number of shares repurchased, value							$ 14,827
Common Stock [Member] | Board Members [Member]
Class of Stock [Line Items]
Number shares repurchased							2,000,000
Number of shares repurchased, value							$ 560,000
Pacific Stem Cells [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued for acquisition, shares	87,500		87,500
I H G [Member]
Class of Stock [Line Items]
Shares issued for acquisition, shares	125,000	125,000